Summary of Significant Accounting Policies (Narrative) (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2010 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares ¥ / $ ₨ / $ shares	Dec. 31, 2013 USD ($) ¥ / $ ₨ / $ shares	Dec. 31, 2012 USD ($) ¥ / $ ₨ / $
Significant Accounting Policies [Line Items]
Current Restricted cash | $		$ 5,544,794	$ 3,221,411
Long-term restricted cash | $			2,930,512
Billing cycles for Build-Transfer ("BT") contracts		3 years
Nominal interest rate		5.40%
Estimated residual value, minimum		3.00%
Estimated residual value, maximum		5.00%
Gain (loss) on deconsolidation | $			(3,781,800)
VAT of the sales price		17.00%
Effective tax rate for sales price		3.00%
Translation adjustment | $		$ 1,363,672	$ 1,891,873
Exchange rate used to translate balance sheet amounts with the exception of equity		6.1460	61.8488
Average translation rates applied to income statement		6.1457	58.5169	53.6119
Options outstanding		905,816
Warrants outstanding		261,368	261,368
Former VIEs and subsidiary [Member]
Significant Accounting Policies [Line Items]
Gain (loss) on deconsolidation | $		$ 3,110,000	$ 3,780,000
Stock Options [Member]
Significant Accounting Policies [Line Items]
Stock options granted		1,008,516
Stock options exercised		93,700
Stock options exercised, exercise price | $ / shares		$ 6.75
Warrant [Member]
Significant Accounting Policies [Line Items]
Warrants issued	214,275	261,368
Warrants, exercised
Warrants exercised, exercise price | $ / shares	$ 20.30
Warrant issued to underwriters as percentage of ordinary shares sold in the offering		10.00%
Warrant exercise price as a percentage of offering price		145.00%